Advances To Suppliers (Details) - Schedule of Advances to Suppliers Net - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Advances To Suppliers [Abstract]
Advances to suppliers	$ 4,022,696	$ 1,608,941